Consolidated Statements of Equity (Parenthetical) (Accumulated Other Comprehensive Income [Member], USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Foreign currency translation adjustment, taxes	$ 278	$ (68)	$ (118)	$ (148)
Net derivative loss, tax benefits	0	(876)	(958)	(2,226)
Amount of loss reclassified from accumulated OCI into income, tax benefits	$ 0	$ 1,463	$ 3,330	$ 3,901